INVENTORY (Tables)	12 Months Ended
Sep. 30, 2011
Inventory Disclosure [Abstract]
Schedule of Utility Inventory [Table Text Block]	The components of inventory as of September 30, 2011 and 2010 were:
	2011	2010
Parts, materials and assemblies	$202,189	$265,761
Total Inventory	$202,189	$265,761